SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS (Tables)	12 Months Ended
Mar. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Earnings per share
Earnings per share computation
The denominators for the basic and diluted earnings per share computations are as follows:

	2019	2018
Weighted average number of common shares outstanding	266,580,019	268,235,077
Effect of dilutive stock options	1,394,135	1,219,713
Weighted average number of common shares outstanding for diluted earnings per share calculation	267,974,154	269,454,790